Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2016
Registrant Name	American Funds U.S. Government Money Market Fund
Central Index Key	0001454975
Amendment Flag	false
Document Creation Date	Apr. 06, 2017
Document Effective Date	Apr. 07, 2017
Prospectus Date	Apr. 07, 2017
American Funds U.S. Government Money Market Fund SM | Class A
Prospectus:
Trading Symbol	AFAXX
American Funds U.S. Government Money Market Fund SM | Class 529-F-1
Prospectus:
Trading Symbol	FARXX
American Funds U.S. Government Money Market Fund SM | Class R-1
Prospectus:
Trading Symbol	RAAXX
American Funds U.S. Government Money Market Fund SM | Class R-2
Prospectus:
Trading Symbol	RABXX
American Funds U.S. Government Money Market Fund SM | Class R-3
Prospectus:
Trading Symbol	RACXX
American Funds U.S. Government Money Market Fund SM | Class R-4
Prospectus:
Trading Symbol	RADXX
American Funds U.S. Government Money Market Fund SM | Class R-5
Prospectus:
Trading Symbol	RAEXX
American Funds U.S. Government Money Market Fund SM | Class R-6
Prospectus:
Trading Symbol	RAFXX
American Funds U.S. Government Money Market Fund SM | Class C
Prospectus:
Trading Symbol	AFCXX
American Funds U.S. Government Money Market Fund SM | Class F-1
Prospectus:
Trading Symbol	AFFXX
American Funds U.S. Government Money Market Fund SM | Class F-2
Prospectus:
Trading Symbol	AFGXX
American Funds U.S. Government Money Market Fund SM | Class 529-A
Prospectus:
Trading Symbol	AAFXX
American Funds U.S. Government Money Market Fund SM | Class 529-C
Prospectus:
Trading Symbol	CCFXX
American Funds U.S. Government Money Market Fund SM | Class 529-E
Prospectus:
Trading Symbol	EAFXX
American Funds U.S. Government Money Market Fund SM | Class R-2E
Prospectus:
Trading Symbol	RBEXX
American Funds U.S. Government Money Market Fund SM | Class R-5E
Prospectus:
Trading Symbol	RAGXX
American Funds U.S. Government Money Market Fund SM | Class F-3
Prospectus:
Trading Symbol	USGXX
American Funds U.S. Government Money Market Fund SM | Class T
Prospectus:
Trading Symbol	TTMXX
American Funds U.S. Government Money Market Fund SM | Class 529-T
Prospectus:
Trading Symbol	TSIXX
American Funds U.S. Government Money Market Fund SM | Class B
Prospectus:
Trading Symbol	AFBXX
American Funds U.S. Government Money Market Fund SM | Class 529-B
Prospectus:
Trading Symbol	BAFXX